Schedule of Operating Lease Liability (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Lease Liability
Beginning Balance	$ 62,277	$ 176,607		$ 274,981
Addition
Interest expense	1,834	12,696		22,156
Lease payments	(64,828)	(129,191)	$ (13,504)	(123,098)
Foreign exchange loss	717	2,165		2,568
Ending balance		$ 62,277		$ 176,607